Condensed Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	5,000,000	5,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Seamless Group Inc [Member]
Common shares, par value	$ 0.001	$ 0.001
Common shares, shares authorized	58,030,000	58,030,000
Ordinary shares, shares issued	58,030,000	58,030,000
Ordinary shares, shares outstanding	58,030,000	58,030,000
Other Receivable, after Allowance for Credit Loss, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Common Class A [Member]
Class A ordinary shares subject to possible redemption, shares	19,999,880	19,999,880
Preferred shares, par value	$ 0.0001	$ 0.0001
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	0	0
Ordinary shares, shares outstanding	0	0
Common Class B [Member]
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	5,833,083	5,833,083
Ordinary shares, shares outstanding	5,833,083	5,833,083